                      Supplement dated July 31, 2002 to the
                        Prospectus of the McMorgan Funds

The following information amends and supplements the information set forth in the Prospectus dated January 18, 2002 for the McMorgan Funds:

Effective immediately, the McMorgan Intermediate Fixed Income, Fixed Income and Equity Investment Funds each have adopted a non-fundamental policy to invest at least 80% of the value of their respective net assets in the particular type of investments suggested by their names pursuant to Rule 35d-1of the Investment Company Act of 1940, as amended.

The following sentence will replace the first two sentences of the second paragraph under "Principal Investment Strategies" (McMorgan Intermediate Fixed Income Fund) on page 4 of the Prospectus:

         The Fund invests at least 80% of its assets in fixed-income securities that are investment grade or issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The following sentence will replace the first two sentences of the second paragraph under "Principal Investment Strategies" (McMorgan Fixed Income Fund) on page 7 of the Prospectus:

         The Fund invests at least 80% of its assets in fixed-income securities that are investment grade or issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The following sentence will replace the first sentence of the second paragraph under "Principal Investment Strategies" (McMorgan Equity Investment Fund) on page 13 of the Prospectus:

         The Fund generally will be as fully invested as possible, but always at least 80% of its assets are invested in equity securities. The Fund will generally invest in equity securities of companies with the following attributes:

         o   Ability to pay above-average dividends
         o   Sustained earnings and growth potential
         o   Strong management and balance sheet
         o   Market undervaluation in light of expected future earnings


INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
REFERENCE.

                      Supplement dated July 31, 2002 to the
                        Prospectus of the McMorgan Funds

The following information amends and supplements the information set forth in the Prospectus dated January 18, 2002 for the McMorgan Intermediate Fixed Income Fund, Class Z shares:

Effective immediately, the McMorgan Intermediate Fixed Income Fund has adopted a non-fundamental policy to invest at least 80% of the value of its net assets in the particular type of investment suggested by its name pursuant to Rule 35d-1of the Investment Company Act of 1940, as amended.

The following sentence will replace the first two sentences of the second paragraph under "Principal Investment Strategies" on page 2 of the Prospectus:

         The Fund invests at least 80% of its assets in fixed-income securities that are investment grade or issued or guaranteed by the U.S. government, its agencies or instrumentalities.



INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
REFERENCE.

                      Supplement dated July 31, 2002 to the
                        Prospectus of the McMorgan Funds

The following information amends and supplements the information set forth in the Prospectus dated January 18, 2002 for the McMorgan Fixed Income Fund, Class Z shares:

Effective immediately, the McMorgan Fixed Income Fund has adopted a non-fundamental policy to invest at least 80% of the value of its net assets in the particular type of investment suggested by its name pursuant to Rule 35d-1of the Investment Company Act of 1940, as amended.

The following sentence will replace the first two sentences of the second paragraph under "Principal Investment Strategies" on page 2 of the Prospectus:

         The Fund invests at least 80% of its assets in fixed-income securities that are investment grade or issued or guaranteed by the U.S. government, its agencies or instrumentalities.


INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
REFERENCE.

                      Supplement dated July 31, 2002 to the
                        Prospectus of the McMorgan Funds

The following information amends and supplements the information set forth in the Prospectus dated January 18, 2002 for the McMorgan Equity Investment Fund, Class Z shares:

Effective immediately, the McMorgan Equity Investment Fund has adopted a non-fundamental policy to invest at least 80% of the value of its net assets in the particular type of investment suggested by its name pursuant to Rule 35d-1of the Investment Company Act of 1940, as amended.

The following sentence will replace the first sentence of the second paragraph under "Principal Investment Strategies" on page 2 of the Prospectus:

         The Fund generally will be as fully invested as possible, but always at least 80% of its assets are invested in equity securities of companies with the following attributes:

         o   Ability to pay above-average dividends
         o   Sustained earnings and growth potential
         o   Strong management and balance sheet
         o   Market undervaluation in light of expected future earnings




INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
REFERENCE.